Tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Operating Profit Before Tax	R$ 11,921,651	R$ 19,574,727	R$ 24,750,329
Tax rate income tax and social contribution tax	(5,364,743)	(8,890,954)	(12,375,164)
Tax expense (income) relating to gain (loss) on discontinuance	(3,789,866)	(3,629,609)	(1,679,789)
Equity method	108,380	3,880	72,114
Goodwill			(559,247)
Foreign exchange fluctuation - overseas subsidiaries			768,902
Non Deductible Expenses Net from NonTaxable Income	1,016,111	1,161,311	(230,958)
Recognition of Income/Social Contribution Taxes on Temporary Differences	127,166	312,227	264,191
Interest on Equity	2,660,040	2,361,830	1,820,072
Effect of CSLL (Social Contribution on Net Profit) Rate Difference (4)	684,133	715,075	1,192,687
Other adjustments	2,135,940	2,730,988	1,536,187
Income taxes	(2,422,839)	(5,235,252)	(9,191,005)
Current taxes	(7,962,995)	(4,597,818)	(8,087,119)
Deferred taxes	5,540,156	(637,434)	(1,103,886)
Taxes paid during the fiscal year	R$ (5,892,511)	R$ (6,077,436)	R$ (4,534,538)